Supplemental Cash Flow Information - Details of Income Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Line Items]
Operating activities	$ (234)	$ (163)
Investing activities	(317)	(705)
Total income taxes paid	(551)	(869)
Discontinued Operations [member]
Disclosure Of Income Taxes [Line Items]
Investing activities	$ 0	$ (1)